UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

September 30, 2009

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital

Investment Funds

Convertible Arbitrage
KBC Convertible Opportunities Fund L.P.	7/1/2002	$499,022	$714,666	0.04%
Lydian SPV Limited	12/1/2008	1,213,209	1,213	0.00

Total Convertible Arbitrage		1,712,231	715,879	0.04

Distressed
Avenue Asia Investments Delaware Statutory Trust	11/1/2007	58,167	17,473	0.00
Avenue Asia Investments L.P.	7/1/2002	5,715,526	7,963,945	0.48
Avenue Europe Investments, L.P.	8/1/2004	15,749,613	15,102,520	0.91
Cerberus International, Ltd.	12/1/2007	125,310,372	102,701,987	6.21

Total Distressed		146,833,678	125,785,925	7.60

Equity Long/Short - High Hedge
Prism Partners III Leveraged, L.P.	6/1/2008	41,976,715	44,503,325	2.69

Total Equity Long/Short - High Hedge		41,976,715	44,503,325	2.69

Equity Long/Short - Opportunistic
Galleon Partners SPC, L.P.	9/1/2009	20,000,000	20,872,000	1.26
Highbridge Long/Short Equity Fund, L.P.	1/1/2005	24,705,313	37,067,058	2.24
Karsch Capital II, LP	5/1/2004	42,233,294	53,248,440	3.22
Lansdowne Global Financials Fund, L.P.	10/1/2004	25,819,428	58,397,950	3.53
Lansdowne UK Equity Fund, L.P.	5/1/2009	40,000,000	44,247,688	2.67
Seligman Tech Spectrum Fund LLC	9/1/2009	20,000,000	20,594,410	1.24
Visium Special Holdings LLC	4/1/2009	2,119,648	2,696,655	0.16

Total Equity Long/Short - Opportunistic		174,877,683	237,124,201	14.32

Event Driven Credit
Plainfield 2008 Liquidating LLC	1/1/2009	31,640,500	30,672,215	1.85
Plainfield 2009 Liquidating LLC	6/1/2009	67,730,700	54,485,687	3.29
Q Funding III, L.P.	7/1/2002	26,032,003	16,814,190	1.01
Silver Point Capital Fund, L.P.	6/1/2007	12,328,320	9,074,350	0.55

Total Event Driven Credit		137,731,523	111,046,442	6.70

1

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2009

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital

Investment Funds (continued)

Macro
Brevan Howard L.P.	8/1/2004	$63,797,278	$96,139,913	5.81%
D.E. Shaw Oculus Fund, L.L.C.	11/1/2004	67,981,502	85,774,576	5.18
Discovery Global Opportunity Partners, L.P.	9/1/2009	20,000,000	21,480,000	1.30
GSA Composite Alpha Partners L.P.	9/1/2008	631,446	442,517	0.03
Moore Emerging Markets Fund Ltd.	6/1/2009	40,000,000	41,100,239	2.47

Total Macro		192,410,226	244,937,245	14.79

Mortgage Arbitrage
Ellington Mortgage Partners, L.P.	7/1/2002	4,301,550	5,113,043	0.31
New Ellington Credit Partners, LP	2/1/2006	6,460,119	6,363,152	0.38

Total Mortgage Arbitrage		10,761,669	11,476,195	0.69

Multi-Strategy
Amaranth Partners L.L.C.	11/1/2004	8,629,059	2,975,390	0.18
Citadel Wellington LLC	7/1/2002	83,907,115	109,530,152	6.61
D.E. Shaw Composite Fund, L.L.C.	9/1/2005	43,191,497	54,381,154	3.28
HBK Fund L.P.	7/1/2002	29,990,188	40,307,633	2.43
Magnetar Capital Fund, LP	1/1/2008	60,000,000	48,368,496	2.92
Millenium USA, L.P.	8/1/2008	88,874,153	92,855,907	5.61
OZ Domestic Partners, L.P.	7/1/2002	25,881,429	26,303,399	1.59
Perry Partners, L.P.	12/1/2006	2,080,374	1,124,523	0.07
Polygon Global Opportunities Fund LP	7/1/2005	62,603,050	40,706,328	2.46
QVT Associates II LP	7/1/2009	78,070,249	80,161,259	4.84
QVT Associates II Holdings Ltd.	7/1/2009	7,973,523	8,204,425	0.50
Sandelman Partners Multi-Strategy Fund, LP	5/1/2007	17,908,522	8,600,329	0.52
TPG-Axon Partners, LP	10/1/2007	146,000,000	117,692,223	7.11

Total Multi-Strategy		655,109,159	631,211,218	38.12

2

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2009

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital

Investment Funds (continued)

Restructurings and Value
Amber Fund LP	4/1/2007	$3,693,355	$2,851,056	0.18%
Castlerigg Onshore SPV	1/1/2009	6,891,101	6,632,078	0.40
Castlerigg Partners L.P.	5/1/2007	3,746,909	2,715,514	0.16
Empyrean Capital Fund, LP	7/1/2004	407,519	61,128	0.00
Oceanwood Global Opportunities Fund L.P.	7/1/2007	642,522	500,474	0.03
One East Partners, LP	8/1/2006	11,991,048	7,340,416	0.44
Western Investment Activism Partners LLC	1/1/2006	9,477,681	9,030,832	0.55

Total Restructurings and Value		36,850,135	29,131,498	1.76

Statistical Arbitrage
Citadel Derivatives Group Investors LLC	7/1/2007	20,250,000	66,787,250	4.03
GSA Capital International Partners, L.P.	9/1/2008	8,250,000	9,229,071	0.56

Total Statistical Arbitrage		28,500,000	76,016,321	4.59

Total Investments in Investment Funds		1,426,763,019	1,511,948,249	91.30

Short-Term Investments
State Street Institutional Liquid Reserves Fund - Institutional Class 0.24%		35,877,600	35,877,600	2.17

Total Short-Term Investments		35,877,600	35,877,600	2.17

Total Investments in Investment Funds and Short-Term Investments		$1,462,640,619	1,547,825,849	93.47

Other Assets, less Liabilities			108,111,602	6.53

Total Partners’ Capital			$1,655,937,451	100.00%

Detailed information about all of the Investment Funds’ portfolios is not available.

3

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2009

Strategy Allocation	Percent of Partners’ Capital
Multi-Strategy	38.12%
Macro	14.79
Equity Long/Short - Opportunistic	14.32
Distressed	7.60
Event Driven Credit	6.70
Statistical Arbitrage	4.59
Equity Long/Short - High Hedge	2.69
Short-Term Investments	2.17
Restructurings and Value	1.76
Mortgage Arbitrage	0.69
Convertible Arbitrage	0.04

Total Investments in Investment Funds and Short-Term Investments	93.47%

4

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of Morgan Stanley Institutional Fund of Hedge Funds LP (the “Partnership”) has approved procedures pursuant to which the Partnership values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Partnership’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Valuations received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such valuations are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements and offering memoranda. The Partnership’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Partnership’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which processes assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the valuation supplied by, or on behalf of, such Investment Fund and to determine independently the value of the Partnership’s interest in such Investment Fund, consistent with the Partnership’s fair valuation procedures.

Where no fair value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Agreement, the Adviser values the Partnership’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Partnership investments may differ significantly from the values that would have been used had a ready market for the investments held by the Partnership been available.

Short-term investments are invested in a money market fund or overnight in a short-term time deposit with the Partnership’s custodian, State Street Bank and Trust Company. Investments in money market funds are valued at net asset value. Investments in short-term time deposits are valued at amortized cost, which approximates fair value.

Fair Value of Financial Instruments

The fair value of the Partnership’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Partnership would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Partnership establishes a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Partnership’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Partnership’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The units of account that are valued by the Partnership are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Partnership to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Partnership’s investments carried at fair value:

Valuation Inputs	Investments in Investment Funds	Other Financial Instruments*
Level 1 - Quoted Prices	$-	$35,877,600
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	1,511,948,249	-

Total	$1,511,948,249	$35,877,600

* Other financial instruments include short-term investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Investment Funds
Balance as of December 31, 2008	$1,946,469,678
Net realized gain (loss)	25,217,188
Net change in unrealized appreciation/depreciation	185,956,287
Net purchases (sales)	(645,694,904)
Net transfers in or out of Level 3	-

Balance as of September 30, 2009	$1,511,948,249

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2009	$165,569,092

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 25, 2009

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	November 25, 2009

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 25, 2009